Investments (Components of Net Investment Gains (Losses)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Gains (Losses) [Line Items]
Net investment gains (losses)	$ (12)	$ (3)	$ 13
Fixed maturity securities
Net Investment Gains (Losses) [Line Items]
Net investment gains (losses)	(10)	(2)	13
Mortgage loans
Net Investment Gains (Losses) [Line Items]
Net investment gains (losses)	(2)	0	0
Other
Net Investment Gains (Losses) [Line Items]
Net investment gains (losses)	$ 0	$ (1)	$ 0